Internally Developed Software (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Nov. 30, 2025	Nov. 30, 2024	May 31, 2025	May 31, 2024
Internally Developed Software
Amortization expense	$ 63,504	$ 0	$ 43,081	$ 0
Software development cost	$ 395,249		$ 473,895	$ 521,372